Annual Total Returns - Fidelity Short-Term Bond Fund [BarChart] - 08.31 Fidelity Short-Term Bond Fund Retail PRO-07 - Fidelity Short-Term Bond Fund - Fidelity Short-Term Bond Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	2.37%
Annual Return 2013	0.57%
Annual Return 2014	0.93%
Annual Return 2015	0.67%
Annual Return 2016	1.45%
Annual Return 2017	1.15%
Annual Return 2018	1.19%
Annual Return 2019	4.20%
Annual Return 2020	3.70%
Annual Return 2021	(0.73%)